Receivables and Other Assets	6 Months Ended
Jun. 30, 2020
Receivables and Other Assets [Abstract]
Receivables and Other Assets
Note 13 – Receivables and Other Assets

The assets comprising “Receivables and other assets” as of June 30, 2020 and December 31, 2019 are summarized in the following table (dollars in thousands):

Receivables and Other Assets

	June 30, 2020	December 31, 2019
Servicing advances	$11,353	$16,647
Interest receivable	4,255	8,222
Deferred tax receivable	18,191	2,757
Repurchased loans held for sale	1,689	3,839
Other receivables	7,113	3,632
Total other assets	$42,601	$35,097

The Company only records as an asset those servicing advances that the Company deems recoverable.